Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.49%
California: 0.31%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (170 shares) 0.30% 144Aø	$ 17,000,000	$ 17,000,000
Other: 0.18%
Nuveen Dividend Advantage Municipal Income Fund (100 shares) 0.25% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $27,000,000)		27,000,000

	Interest rate	Maturity date
Municipal obligations: 96.99%
Alabama: 1.87%
Airport revenue: 0.09%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	530,627
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	530,185
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	423,493
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	800,255
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	870,167
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	583,847
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	695,147
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	751,819
				5,185,540
GO revenue: 0.06%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,476,026
Health revenue: 0.04%
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,175,215
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,174,112
				2,349,327
Miscellaneous revenue: 0.19%
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	10,280,137
Tax revenue: 0.49%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	26,868,821
Utilities revenue: 0.89%
Black Belt Energy Gas District Gas Supply Revenue Bonds Series 2021A (Royal Bank of Canada LIQ)	4.00	6-1-2051	5,500,000	5,963,051
Lower Alabama Gas Supply District Project #2 øø	4.00	12-1-2050	7,660,000	7,917,253
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B øø	4.00%	12-1-2051	$ 3,000,000	$ 3,221,290
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	29,743,435
Southeast Energy Authority Alabama Project #1 Series A øø	4.00	11-1-2051	2,465,000	2,596,088
				49,441,117
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	643,118
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,550,961
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,873,762
				6,067,841
				103,668,809
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,205,677
Arizona: 1.46%
Education revenue: 0.41%
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2027	1,000,000	1,140,520
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,184,267
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	1,500,000	1,423,795
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	3,000,000	2,847,590
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,119,747
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,491,007
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,185,634
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,005,510
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2029	2,905,000	2,916,013
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2041	3,195,000	3,051,098
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,415,228
				22,780,409
GO revenue: 0.07%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,843,868
Health revenue: 0.09%
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,264,386
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
Maricopa County AZ IDA Revenue Bonds Commercial Metals Company Project Series 2022 144A	4.00%	10-15-2047	$ 4,000,000	$ 3,949,490
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	1,000,000	871,689
				4,821,179
Miscellaneous revenue: 0.76%
Arizona Board of Regents Certificates Refunding Bonds University Arizona Series C	5.00	6-1-2028	3,250,000	3,271,053
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	7,757,716
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	9,792,256
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	15,067,107
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,120,887
				42,009,019
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00	7-1-2042	1,000,000	1,093,751
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,091,311
				2,185,062
				80,903,923
Arkansas: 0.14%
Miscellaneous revenue: 0.14%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,263,576
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,077,786
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	536,980
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2045	4,500,000	4,786,455
				7,664,797
California: 7.56%
Airport revenue: 1.26%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	1,907,903
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,632,818
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.00	5-15-2046	7,000,000	7,928,293
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	16,664,486
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,749,155
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,144,266
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	4.00	5-1-2052	1,500,000	1,543,893
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00%	5-1-2046	$ 30,000,000	$ 32,245,761
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2052	3,000,000	3,393,477
				70,210,052
Education revenue: 0.23%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,384,205
University of California Revenues Series AL1 ø	0.30	5-15-2048	5,000,000	5,000,000
University of California Series K	4.00	5-15-2046	5,075,000	5,346,601
				12,730,806
GO revenue: 0.87%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,654,109
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,703,823
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,787,423
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,417,164
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,413,494
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	755,634
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	728,547
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	701,546
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,800,910
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,378,294
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,574,845
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,516,621
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,213,691
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	865,799
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	11,699,314
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,257,240
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,558,477
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,537,554
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	716,069
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,380,566
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,697,504
				48,358,624
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.98%
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.78%	7-1-2040	$ 21,550,000	$ 21,550,000
California HFFA Stanford Health Care Series A	4.00	8-15-2050	13,450,000	14,100,262
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	3,880,882
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	10,025,000	10,612,560
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,248,241
				54,391,945
Housing revenue: 1.24%
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	0.57	3-1-2057	12,500,000	12,500,000
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	995,462
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,136,019	3,321,706
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	1,500,000	1,186,076
California Statewide CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	0.57	3-1-2057	20,730,000	20,730,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.74	5-1-2049	30,000,000	30,000,000
				68,733,244
Miscellaneous revenue: 0.54%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,040,902
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,349,894
Mesa CA Water District Certificate of Participation	4.00	3-15-2039	500,000	548,629
Mesa CA Water District Certificate of Participation	4.00	3-15-2040	500,000	545,205
Mesa CA Water District Certificate of Participation	4.00	3-15-2045	1,200,000	1,296,944
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,834,076
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,767,915
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,698,992
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,660,344
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,467,314
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,035,770
				30,245,985
Resource recovery revenue: 0.97%
California PCFA Series 2017 A-1 144A	0.25	11-1-2042	33,700,000	33,687,669
California PCFA Series A 144Aøø	0.45	8-1-2023	20,000,000	19,987,950
				53,675,619
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.40%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00%	4-1-2048	$ 915,000	$ 1,004,581
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.76	3-1-2036	21,225,000	21,225,000
				22,229,581
Tobacco revenue: 0.04%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	524,472
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	314,246
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,240,494
				2,079,212
Transportation revenue: 0.60%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.74	4-1-2036	23,545,000	24,312,536
Foothill-Eastern Corridor Transportation Agency Series C	4.00	1-15-2043	8,500,000	8,829,253
				33,141,789
Utilities revenue: 0.43%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1 øø	4.00	2-1-2052	5,000,000	5,409,162
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,070,000	17,341,414
Vernon CA Electric System Revenue Series A	5.00	8-1-2039	450,000	503,718
Vernon CA Electric System Revenue Series A	5.00	8-1-2040	375,000	419,377
Vernon CA Electric System Revenue Series A	5.00	8-1-2041	420,000	468,969
				24,142,640
				419,939,497
Colorado: 4.01%
Airport revenue: 0.58%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	15,354,373
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,486,838
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2027	5,330,000	5,976,228
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,045,333
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2035	5,000,000	5,576,408
				32,439,180
Education revenue: 0.70%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	421,941
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	600,455
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bonds Series 2013C	5.25%	3-1-2033	$ 725,000	$ 748,616
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,144,518
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,002,889
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	335,000	340,803
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,110,000	3,406,349
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,510,521
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	798,367
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,075,000	1,126,228
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,157,232
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	625,927
Colorado ECFA Charter School Refunding & Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	310,000	313,681
Colorado ECFA Charter School Refunding & Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	642,514
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,403,411
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,425,940
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,118,942
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,292,981
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,797,741
Colorado ECFA School Refunding & Improvement Bonds	5.00	3-15-2035	2,000,000	2,291,204
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	782,853
				38,953,113
GO revenue: 0.19%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,018,190
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,070,013
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,280,725
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	559,000	563,753
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,164,183
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,104,123
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00%	12-1-2030	$ 650,000	$ 712,876
Wiggins CO School District #50 (BAM Insured)	4.00	12-1-2046	2,335,000	2,543,238
				10,457,101
Health revenue: 0.24%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	605,667
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	4,000,000	4,480,872
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,089,953
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project	4.00	1-1-2042	1,000,000	981,192
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	3,701,473
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	519,676
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,059,982
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	615,000	585,098
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	555,578
				13,579,491
Miscellaneous revenue: 0.60%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	2,884,457
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,318,245
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	706,935
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	8,150,000	8,807,098
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	3,482,804
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00	9-1-2034	4,000,000	2,742,954
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,058,706
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,092,825
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,294,154
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,046,070
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,184,624
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	3,972,753
				33,591,625
Tax revenue: 1.20%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	533,652
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	847,722
See accompanying notes to portfolio of investments

8  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00%	1-15-2031	$ 500,000	$ 570,437
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	569,770
Colorado Regional Transportation District Fastracks Project Series 2013A	5.00	11-1-2031	1,000,000	1,021,531
Colorado Regional Transportation District Fastracks Project Series A	5.00	11-1-2041	50,945,000	56,763,739
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,319,684
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,272,186
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,466,625
				66,365,346
Transportation revenue: 0.27%
Colorado E-470 Public Highway Authority CAB Series B (NPFGC Insured) ¤	0.00	9-1-2022	4,600,000	4,576,480
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	2,000,000	2,129,149
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2034	1,300,000	1,531,717
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2035	1,250,000	1,471,270
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2036	1,400,000	1,646,210
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,456,731
				14,811,557
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,134,147
Water & sewer revenue: 0.17%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,609,740
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	883,592
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	441,144
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	440,430
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	494,688
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	548,788
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	820,380
				9,238,762
				222,570,322
Connecticut: 1.49%
Education revenue: 0.32%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,632,178
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,102,838
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,159,144
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	1,851,879
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,271,313
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut HEFA University of Hartford Series N	5.00%	7-1-2031	$ 75,000	$ 83,427
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	610,557
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	670,613
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	497,955
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,301,430
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	672,164
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	590,562
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	602,208
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,732,020
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,863,537
				17,641,825
GO revenue: 0.25%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,881,608
Connecticut Series B	5.00	6-1-2041	1,250,000	1,453,640
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,259,413
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,258,469
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,515,910
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,030,530
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,454,532
				13,854,102
Health revenue: 0.14%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,053,408
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2032	2,705,000	3,186,932
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2033	3,000,000	3,530,345
				7,770,685
Miscellaneous revenue: 0.09%
Connecticut GO 2012 Series E	5.00	9-15-2032	4,860,000	4,936,624
Tax revenue: 0.69%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00	11-1-2039	2,000,000	2,138,620
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00	11-1-2040	3,500,000	3,736,202
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	1,959,725
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	10,772,242
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,695,331
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	8,539,214
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021A (AGM Insured)	4.00	5-1-2038	5,000,000	5,442,824
				38,284,158
				82,487,394
See accompanying notes to portfolio of investments

10  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.55%
Education revenue: 0.20%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00%	9-1-2045	$ 7,500,000	$ 8,051,915
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	195,000	194,710
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,644,672
				10,891,297
Miscellaneous revenue: 0.08%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC) ø	0.50	5-1-2036	4,365,000	4,365,000
Tax revenue: 0.02%
Delaware Series 2002A	5.50	7-1-2029	1,080,000	1,133,467
Transportation revenue: 0.25%
Delaware River & Bay Authority Project	4.00	1-1-2039	650,000	718,100
Delaware River & Bay Authority Project	4.00	1-1-2040	485,000	534,881
Delaware River & Bay Authority Project	4.00	1-1-2041	320,000	352,359
Delaware River & Bay Authority Project	4.00	1-1-2042	550,000	604,339
Delaware River & Bay Authority Project	4.00	1-1-2046	1,000,000	1,088,957
Delaware River & Bay Authority Project %%	5.00	1-1-2031	1,000,000	1,168,162
Delaware River & Bay Authority Project %%	5.00	1-1-2032	1,100,000	1,299,029
Delaware River & Bay Authority Project %%	5.00	1-1-2033	1,100,000	1,295,564
Delaware River & Bay Authority Project %%	5.00	1-1-2038	410,000	476,309
Delaware River & Bay Authority Project %%	5.00	1-1-2039	450,000	521,920
Delaware River & Bay Authority Project %%	5.00	1-1-2040	465,000	538,042
Delaware River & Bay Authority Project %%	5.00	1-1-2041	500,000	577,702
Delaware River & Bay Authority Project %%	5.00	1-1-2042	520,000	599,635
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,240,059
				14,015,058
				30,404,822
District of Columbia: 1.01%
Airport revenue: 0.11%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2038	2,500,000	2,636,679
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2039	3,405,000	3,584,980
				6,221,659
GO revenue: 0.10%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,654,015
Miscellaneous revenue: 0.40%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,656,582
District of Columbia Series A	5.00	10-15-2044	10,000,000	11,582,530
District of Columbia Series A	5.00	2-1-2046	6,150,000	7,220,856
				22,459,968
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.11%
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00%	10-1-2036	$ 670,000	$ 734,434
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,000,000	1,093,957
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,115,000	1,219,762
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2038	1,000,000	1,092,217
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	640,000	697,412
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	1,000,000	1,089,706
				5,927,488
Transportation revenue: 0.29%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	8,410,050
Washington DC Metropolitan Area Transit Authority Series A	4.00	7-15-2040	6,000,000	6,479,438
Washington DC Metropolitan Area Transit Authority Series A	4.00	7-15-2045	1,000,000	1,067,786
				15,957,274
				56,220,404
Florida: 6.70%
Airport revenue: 2.53%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2034	1,750,000	1,972,639
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	13,346,417
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2038	2,000,000	2,237,609
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	7,522,364
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,279,047
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	7,671,234
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,072,421
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,026,368
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	19,051,184
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,587,183
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,030,775
Miami-Dade County FL Aviation Refunding Bond AMT	5.00	10-1-2032	14,000,000	14,772,384
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2038	3,250,000	3,433,658
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,571,991
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,269,669
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	18,750,000	20,557,808
See accompanying notes to portfolio of investments

12  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00%	10-1-2030	$ 11,000,000	$ 11,628,680
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	500,000	530,078
				140,561,509
Education revenue: 0.64%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,731,085
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,309,182
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,055,639
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	536,219
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,207,631
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,614,321
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	7,328,953
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,482,843
				35,265,873
GO revenue: 0.55%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	16,241,778
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	14,241,964
				30,483,742
Health revenue: 0.80%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,170,680
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC) ø	0.50	11-1-2038	1,500,000	1,500,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,301,045
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,695,085
Jacksonville FL HCFR Series E ø	0.52	8-1-2036	19,150,000	19,150,000
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,861,978
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,091,627
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	1,500,000	1,399,389
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,073,075
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,574,920
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	798,956
				44,616,755
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60%	12-15-2047	$ 770,000	$ 860,431
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,510,000	2,514,612
				3,375,043
Industrial development revenue: 0.10%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,084,448
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	3,302,538
				5,386,986
Miscellaneous revenue: 0.39%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,002,935
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	8,716,472
Indigo FL Community Development District Series C	7.00	5-1-2030	2,536,248	1,775,374
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	846,000	847,113
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,530,000	1,520,531
Marshall Creek Florida Community Development District	6.32	5-1-2045	115,000	112,824
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,635,057
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,798,700
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,887,928
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,120,676
				21,417,610
Resource recovery revenue: 0.07%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144Aøø	5.00	8-1-2029	4,000,000	4,023,843
Tax revenue: 0.33%
Broward County FL Tourist Development Revenue Convention Center Expansion Revenue Project	4.00	9-1-2047	10,000,000	10,438,502
Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,039,212
				18,477,714
Transportation revenue: 0.28%
Central Florida Expressway Authority Series 2021 (AGM Insured)	4.00	7-1-2039	6,070,000	6,574,184
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,496,734
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	4,725,732
				15,796,650
See accompanying notes to portfolio of investments

14  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.51%
Gainesville FL Utilities System Revenue Bonds Series 2012B (Barclays Bank plc SPA) ø	0.35%	10-1-2042	$ 26,530,000	$ 26,530,000
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	1,250,000	1,611,783
				28,141,783
Water & sewer revenue: 0.44%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,177,983
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,494,067
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,977,695
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,452,266
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,696,213
Viera East Florida Community Development District Water Management Project (NPFGC Insured)	5.75	5-1-2022	2,265,000	2,271,693
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	9,521,109
				24,591,026
				372,138,534
Georgia: 3.29%
Education revenue: 0.12%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,353,704
				6,789,222
Energy revenue: 0.07%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	4,007,258
Health revenue: 0.57%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00	7-1-2044	6,000,000	6,360,132
Brookhaven GA Development Authority Children's Healthcare of Atlanta	4.00	7-1-2049	19,000,000	20,007,065
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,477,708
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,778,297
				31,623,202
Industrial development revenue: 0.10%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series A	4.00	1-1-2054	2,500,000	2,439,384
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	3,068,528
				5,507,912
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00%	7-1-2044	$ 7,500,000	$ 8,304,451
Transportation revenue: 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,938,129
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	5,621,353
				7,559,482
Utilities revenue: 2.14%
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	2.75	12-1-2032	20,000,000	20,063,410
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	14,809,314
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2 øø	2.93	11-1-2048	10,000,000	10,040,213
Burke County GA Development Authority Georgia Power Company Vogtle Project Series 5	2.20	10-1-2032	1,500,000	1,422,034
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	5,000,000	5,048,999
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,073,066
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	1,070,207
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	436,276
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	15,000,000	15,457,098
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	8,500,000	9,005,107
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	27,000,000	27,694,842
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,134,254
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.90	4-1-2048	5,100,000	5,090,127
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,233,531
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,232,065
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,127,797
				118,938,340
				182,729,867
Guam: 0.11%
Airport revenue: 0.01%
Guam Port Authority Private Activity AMT Series 2018B	5.00	7-1-2030	500,000	551,576
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,994
See accompanying notes to portfolio of investments

16  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00%	1-1-2042	$ 2,750,000	$ 2,757,531
Water & sewer revenue: 0.05%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,037,943
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,792,046
				2,829,989
				6,200,090
Hawaii: 0.39%
Airport revenue: 0.39%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	7,647,631
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,354,588
Hawaii AMT Series A	4.00	7-1-2034	875,000	947,024
Hawaii AMT Series A	4.00	7-1-2035	625,000	675,705
Hawaii AMT Series A	4.00	7-1-2036	300,000	324,031
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,116,699
Hawaii AMT Series C	4.00	7-1-2040	425,000	461,416
				21,527,094
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	450,000	462,473
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	600,000	611,926
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,393,047
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	273,219
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,429,180
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,360,000	1,411,624
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,782,303
				7,363,772
Illinois: 12.62%
Airport revenue: 0.51%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,075,170
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,091,942
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,640,899
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,615,356
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Senior Lien Series B	5.00%	1-1-2039	$ 8,000,000	$ 8,774,080
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,103,824
				28,301,271
Education revenue: 0.40%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	1,228,303
Illinois Finance Authority Bradley University Project Series A	4.00	8-1-2043	750,000	749,584
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,315,914
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,855,714
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,668,993
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,867,210
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	539,016
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	1,076,528
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	583,780
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,121,547
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,126,476
				22,133,065
GO revenue: 2.77%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2025	9,935,000	9,187,927
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,810,570
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,702,674
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	6,630,000	7,230,839
Chicago IL Board of Education Series 2021A	5.00	12-1-2036	2,000,000	2,178,845
Chicago IL Board of Education Series 2021A	5.00	12-1-2040	2,000,000	2,166,031
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	4,635,716
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,641,621
Chicago IL Series 2021A	5.00	1-1-2034	8,500,000	9,331,738
Chicago IL Series 2021B	4.00	1-1-2038	6,615,000	6,583,231
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,530,972
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,358,722
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,329,634
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,561,828
Cook County IL Series C	5.00	11-15-2027	325,000	331,689
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,618,120
Illinois Series 2006	5.50	1-1-2030	2,900,000	3,371,298
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	3,000,000	3,196,719
Illinois Series 2016	5.00	11-1-2027	1,175,000	1,287,916
See accompanying notes to portfolio of investments

18  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Illinois Series A (AGM Insured)	5.00%	4-1-2024	$ 3,000,000	$ 3,108,105
Illinois Series B	5.00	10-1-2028	2,750,000	3,065,367
Illinois Series B	5.50	5-1-2024	2,500,000	2,659,062
Illinois Series C	4.00	10-1-2038	4,820,000	4,906,928
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	871,402
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,098,709
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	16,492,058
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	1,940,656
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	799,786
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,596,233
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,650,977
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,916,705
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,120,432
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM / FGIC Insured) ¤	0.00	1-1-2023	705,000	695,079
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	1,947,237
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,294,512
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,593,591
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	388,377
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	288,665
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	1,963,549
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	510,254
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	67,890
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	416,386
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,298,140
				153,746,190
Health revenue: 1.03%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	8,600,000	9,104,903
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	2,450,000	2,554,091
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,260,000
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	2,000,000	2,087,494
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Lutheran Life Communities	5.00%	11-1-2040	$ 4,900,000	$ 5,138,970
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,388,738
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	40,000	40,186
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	1,903,831
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,069,963
Illinois State Finance Authority Revenue Various Northshore University Health System Series B (JPMorgan Chase & Company SPA) ø	0.34	8-15-2049	31,480,000	31,480,000
				57,028,176
Housing revenue: 0.08%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,770,891
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144Aø	0.54	4-1-2041	2,555,000	2,555,000
				4,325,891
Miscellaneous revenue: 0.65%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	3,799,000	3,834,833
Illinois Refunding Bond	5.00	8-1-2024	2,000,000	2,031,102
Illinois Refunding Bond	5.00	8-1-2025	6,165,000	6,261,077
Illinois Series 2013	5.25	7-1-2030	2,500,000	2,614,841
Illinois Series 2013	5.50	7-1-2025	6,000,000	6,305,438
Illinois Series 2013	5.50	7-1-2026	4,450,000	4,676,533
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,193,460
Illinois Series 2021A	5.00	3-1-2046	2,500,000	2,728,493
Illinois Series C	5.00	11-1-2029	2,965,000	3,264,083
				35,909,860
Tax revenue: 5.33%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	715,957
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	4,773,871
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,616,435
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,232,870
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	4,325,000	4,660,721
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,285,788
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,230,481
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	1,967,904
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,551,298
Cook County IL Series A	4.00	11-15-2041	2,000,000	2,129,501
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	408,227
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	24,292,195
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	23,854,314
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	12,132,249
See accompanying notes to portfolio of investments

20  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00%	7-1-2033	$ 5,000,000	$ 6,342,577
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	18,652,637
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2023	10,000,000	10,348,145
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,150,924
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,082,426
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,021,221
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax-Exempt Series C	4.00	6-15-2032	5,820,000	5,995,166
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	5,551,599
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,331,949
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,632,193
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,286,953
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,784,632
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	16,504,777
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,340,788
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	3,947,376
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,025,691
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,286,106
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,221,292
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,660,243
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	10,510,726
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	25,700,000	18,673,157
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	6-15-2031	10,060,000	7,145,178
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	6,818,608
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	9,368,618
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,038,334
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00	12-15-2042	2,500,000	2,501,876
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00%	1-1-2038	$ 8,950,000	$ 9,335,001
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,055,000	2,356,149
				295,766,153
Tobacco revenue: 0.06%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,169,246
Transportation revenue: 0.76%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,189,277
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,816,193
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	5,906,150
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	9,000,000	10,482,593
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2046	15,000,000	17,348,963
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,500,000	1,569,296
				42,312,472
Utilities revenue: 0.29%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,620,365
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	8,706,305
				16,326,670
Water & sewer revenue: 0.74%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,685,655
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,332,923
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,014,673
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,007,117
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,728,873
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,092,523
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,464,845
				41,326,609
				700,345,603
Indiana: 1.50%
Education revenue: 0.01%
Indiana Finance Authority Educational Facilities Mulitpurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	369,142
Health revenue: 0.45%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	13,733,199
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,300,971
See accompanying notes to portfolio of investments

22  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Indiana Finance Authority Marion General Hospital Series A	4.00%	7-1-2045	$ 2,620,000	$ 2,785,079
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,002,061
				24,821,310
Industrial development revenue: 0.48%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,327,901
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,720,000	2,817,642
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	10,000,000	10,358,978
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	385,000	398,092
Whiting IN Industry Environmental Facilities	5.00	3-1-2046	2,500,000	2,566,445
				26,469,058
Miscellaneous revenue: 0.22%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,631,567
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,481,815
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,239,588
				12,352,970
Tax revenue: 0.08%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,518,079
Utilities revenue: 0.13%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	3,739,509
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	3,739,509
				7,479,018
Water & sewer revenue: 0.13%
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,775,060
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,438,223
				7,213,283
				83,222,860
Iowa: 0.04%
GO revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	1,994,076
Kansas: 0.44%
Tax revenue: 0.44%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	6,721,742
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Kansas Department of Transportation Series C	4.00%	9-1-2032	$ 7,500,000	$ 7,575,355
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	33,280,000	10,024,399
				24,321,496
Kentucky: 1.38%
Airport revenue: 0.21%
Louisville KY Regional Airport Authority Series 2006-A ø	0.43	11-1-2036	12,000,000	12,000,000
Education revenue: 0.04%
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2046	800,000	848,954
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	1,320,701
				2,169,655
Health revenue: 0.23%
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,647,464
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	4,182,745
				12,830,209
Miscellaneous revenue: 0.05%
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	675,293
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2051	1,000,000	1,047,034
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	1,042,212
				2,764,539
Transportation revenue: 0.16%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,436,500
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,856,236
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,549,638
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.40	7-1-2033	1,000,000	1,150,196
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.45	7-1-2034	2,505,000	2,875,664
				8,868,234
Utilities revenue: 0.69%
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,433,977
See accompanying notes to portfolio of investments

24  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series B øø	4.00%	1-1-2049	$ 23,250,000	$ 24,120,819
Kentucky Public Energy Authority Gas Supply Series C øø	4.00	12-1-2049	5,385,000	5,587,990
				38,142,786
				76,775,423
Louisiana: 0.55%
Airport revenue: 0.31%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,176,003
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,772,575
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,231,589
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	1,965,387
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	1,963,508
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,681,145
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,252,571
				17,042,778
Miscellaneous revenue: 0.03%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,880,000	1,717,623
Water & sewer revenue: 0.21%
East Baton Rouge LA Refunding Bonds Multi Modal Series A øø	1.30	2-1-2041	6,075,000	5,675,974
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	377,686
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	430,984
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	376,548
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,267,313
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,721,893
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	779,814
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,057,518
				11,687,730
				30,448,131
Maine: 0.21%
Health revenue: 0.21%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,823,669
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	4,753,358
Maine HEFA Series A	4.00	7-1-2046	500,000	538,293
Maine HEFA Series A	4.00	7-1-2050	1,000,000	1,070,769
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,616,666
Maine HEFA Series A	5.00	7-1-2029	455,000	539,797
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,248,406
				11,590,958
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.57%
Education revenue: 0.32%
Maryland Economic Development Corporation Salisbury University Project	5.00%	6-1-2030	$ 200,000	$ 200,749
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	235,000	236,013
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,662,583
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,136,086
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,544,314
				17,779,745
Health revenue: 0.03%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	779,247
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	881,247
				1,660,494
Miscellaneous revenue: 0.16%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	6,706,771
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,427,531
				9,134,302
Water & sewer revenue: 0.06%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	539,839
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	539,026
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	2,132,006
				3,210,871
				31,785,412
Massachusetts: 2.29%
Airport revenue: 0.09%
Massachusetts AMT Series B	4.00	7-1-2046	2,965,000	3,019,016
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,975,000	2,231,629
				5,250,645
Education revenue: 0.16%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,029,267
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,786,367
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	2,400,000	2,325,618
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2050	2,750,000	2,620,018
Massachusetts Development Finance Agency Suffolk University Project Series 2021	4.00	7-1-2051	1,000,000	1,005,099
				8,766,369
See accompanying notes to portfolio of investments

26  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.18%
Massachusetts	5.00%	3-1-2041	$ 7,500,000	$ 7,912,436
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,023,215
				9,935,651
Health revenue: 0.10%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	1,077,422
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,291,246
Massachusetts Development Finance Agency Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,679,139
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	0.50	7-1-2040	855,000	855,000
				5,902,807
Tax revenue: 0.91%
Massachusetts Series F	5.00	11-1-2041	5,000,000	5,633,875
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,248,220
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	13,027,150
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	24,541,592
				50,450,837
Water & sewer revenue: 0.85%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	25,412,412
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	21,575,808
				46,988,220
				127,294,529
Michigan: 3.26%
Airport revenue: 0.15%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,499,028
Wayne County MI Airport Authority AMT (BAM Insured)	5.00	12-1-2046	1,400,000	1,572,900
				8,071,928
Education revenue: 0.22%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,195,000	1,152,411
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,144,172
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	4,243,130
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Michigan Finance Authority Refunding Bond Higher Education Facilities	4.00%	12-1-2041	$ 4,750,000	$ 4,793,063
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,814
				12,416,590
GO revenue: 0.13%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,111,329
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,499,002
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,395,622
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,834,985
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,473,157
				7,314,095
Health revenue: 0.03%
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2031	1,000,000	1,038,841
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	757,139
				1,795,980
Housing revenue: 0.11%
Michigan Housing Development AMT Refunding Bond Series B (Industrial & Commercial Bank of China Limited SPA) ø	1.50	6-1-2038	6,245,000	6,245,000
Miscellaneous revenue: 1.03%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	14,272,998
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,361,249
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,178,203
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,437,382
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,144,842
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,191,203
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,077,383
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,509,046
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	920,960
See accompanying notes to portfolio of investments

28  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75%	5-1-2027	$ 4,610,000	$ 4,765,820
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1115 (Deutsche Bank LIQ) 144Aø	0.55	10-15-2051	1,200,000	1,200,000
				57,059,086
Tax revenue: 0.46%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	7,895,000	8,131,357
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	17,285,876
				25,417,233
Water & sewer revenue: 1.13%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,398,570
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,643,865
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,662,070
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	6,885,547
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,065,199
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,428,884
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,130,851
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2026	1,945,000	2,071,811
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,407,349
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,707,681
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	6,096,250
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,158,157
				62,656,234
				180,976,146
Minnesota: 0.86%
Airport revenue: 0.01%
Minneapolis & St. Paul MN Metropolitan Refunding Bonds Series A	5.00	1-1-2027	500,000	524,238
GO revenue: 0.47%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.64	3-20-2024	25,500,000	25,500,000
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00%	2-1-2030	$ 225,000	$ 239,252
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	253,972
				25,993,224
Health revenue: 0.30%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,361,557
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	14,000,000	14,390,856
				16,752,413
Utilities revenue: 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,310,457
				47,580,332
Mississippi: 0.14%
Miscellaneous revenue: 0.14%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	7,465,000	7,557,804
Missouri: 0.86%
GO revenue: 0.09%
St. Louis MO Special Administrative Board of St. Louis School District	4.00	4-1-2030	4,840,000	5,174,521
Miscellaneous revenue: 0.73%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,331,911
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	23,075,000	25,368,699
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	12,000,000	11,754,733
				40,455,343
Tax revenue: 0.04%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	2,080,000	2,047,653
				47,677,517
Nebraska: 0.20%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,247,904
Utilities revenue: 0.18%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series 2012	5.00	9-1-2027	1,020,000	1,034,255
See accompanying notes to portfolio of investments

30  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series 2012	5.25%	9-1-2037	$ 1,800,000	$ 1,826,980
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series A 2017-A	5.00	9-1-2033	6,000,000	6,959,199
				9,820,434
				11,068,338
Nevada: 2.15%
GO revenue: 2.12%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,453,877
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,190,262
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	917,807
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	970,942
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	915,589
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,075,519
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,042,418
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,067,437
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	976,829
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,123,456
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,181,310
Clark County NV Series A	5.00	6-1-2043	9,360,000	10,599,904
Clark County NV Series A	5.00	5-1-2048	50,215,000	56,530,124
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	9,930,346
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,457,956
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,661,889
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,439,571
Las Vegas NV Water District Series 2022A	4.00	6-1-2034	4,600,000	5,138,689
				117,673,925
Industrial development revenue: 0.02%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	1,250,000	1,114,425
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	310,000	311,373
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	245,000	252,186
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	115,000	120,827
				684,386
				119,472,736
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.19%
Health revenue: 0.07%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	0.51%	10-1-2030	$ 3,960,000	$ 3,960,000
Housing revenue: 0.12%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,303,468	6,729,895
				10,689,895
New Jersey: 3.49%
Airport revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,444,395
Education revenue: 0.19%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	791,501
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,158,649
Rutgers University Series L	5.00	5-1-2033	3,560,000	3,688,060
				10,638,210
GO revenue: 0.36%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,606,765
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,362,126
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,363,321
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,460,699
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,401,539
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	412,884
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	422,452
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	431,836
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	396,662
				19,858,284
Industrial development revenue: 0.18%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,098,248
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,064,720
				10,162,968
Miscellaneous revenue: 0.97%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	2,620,000	2,623,751
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,272,435
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	5,096,313
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	11,015,245
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,591,081
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,268,258
See accompanying notes to portfolio of investments

32  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.55%	7-1-2026	$ 4,000,000	$ 4,000,000
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	9,960,000	9,991,928
				53,859,011
Tax revenue: 0.72%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	17,191,775
New Jersey Series 2020-A	4.00	6-1-2030	2,550,000	2,773,483
New Jersey Series 2020-A	4.00	6-1-2031	9,500,000	10,363,833
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,234,360
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,357,212
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	3,865,011
				39,785,674
Transportation revenue: 1.04%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	1,000,916
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,170,224
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,246,624
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,234,056
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	5,989,151
New Jersey TTFA Program Bonds Series AA %%	5.00	6-15-2038	2,000,000	2,272,463
New Jersey TTFA Series A	5.00	6-15-2038	4,285,000	4,318,283
New Jersey TTFA Series A	5.00	6-15-2042	2,040,000	2,056,051
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,052,858
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,341,996
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,661,987
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	8,599,821
				57,944,430
				193,692,972
New Mexico: 0.29%
Industrial development revenue: 0.19%
Farmington NM PCR	1.80	4-1-2029	5,000,000	4,524,187
Farmington NM PCR	1.80	4-1-2029	7,000,000	6,333,861
				10,858,048
Utilities revenue: 0.10%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	5,140,000	5,526,590
				16,384,638
New York: 10.10%
Airport revenue: 0.65%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00	8-1-2031	2,000,000	1,924,015
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00%	12-1-2039	$ 700,000	$ 711,492
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	914,018
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	779,937
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport	5.00	12-1-2032	1,000,000	1,114,345
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	1,919,836
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	19,148,668
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,263,398
Port Authority of New York & New Jersey Series 218	4.00	11-1-2041	2,275,000	2,362,969
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,125,193
				36,263,871
Education revenue: 0.54%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	4,418,364
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	10,631,787
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,319,628
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,034,654
New York Dormitory Authority Iona College %%	5.00	7-1-2027	335,000	367,539
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	4,898,784
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	2,096,927
Westchester County NY Local Development Pace University Series B øø	0.88	5-1-2044	5,000,000	5,000,000
				29,767,683
GO revenue: 1.18%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,161,644
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	3,044,694
New York NY Fiscal 2020 Subordinate Bond Series C	4.00	8-1-2037	8,800,000	9,316,145
New York NY General Obligation Bonds Series A (JPMorgan Chase & Company SPA) ø	0.33	8-1-2044	15,260,000	15,260,000
New York NY General Obligation Bonds Subseries F-1	5.00	3-1-2043	4,000,000	4,616,626
New York NY General Obligation Bonds Subseries F-1	5.00	3-1-2050	6,000,000	6,859,986
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,093,751
New York NY Series S-2	5.00	7-15-2041	13,805,000	14,890,522
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2036	2,000,000	2,365,328
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2037	1,100,000	1,299,222
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2038	1,140,000	1,343,017
				65,250,935
See accompanying notes to portfolio of investments

34  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.10%
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ) 144Aø	0.55%	2-1-2050	$ 4,200,000	$ 4,200,000
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,448,750
				5,648,750
Industrial development revenue: 0.80%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	0.61	7-1-2027	705,000	705,000
New York Liberty Development Corporation Refunding Bonds 1 World Trade Center Project	4.00	2-15-2043	4,500,000	4,715,336
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	955,231
New York NY Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2035	2,475,000	2,769,428
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	2,083,036
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,542,972
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	20,000,000	22,373,518
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	5,457,545
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	1,950,570
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	1,949,843
				44,502,479
Miscellaneous revenue: 0.19%
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2034	1,750,000	2,011,228
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,148,333
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,171,325
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	3-15-2044	5,000,000	5,293,533
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	1,000,000	891,229
				10,515,648
Tax revenue: 3.08%
New York Dormitory Authority Series A	4.00	3-15-2042	6,000,000	6,373,501
New York Dormitory Authority Series A	4.00	3-15-2044	2,700,000	2,850,021
New York Dormitory Authority Series A	4.00	3-15-2048	13,805,000	14,422,462
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,212,264
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,291,920
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Dormitory Authority State Personal Income Tax Series B	4.00%	3-15-2044	$ 9,710,000	$ 10,179,071
New York Dormitory Authority State Personal Income Tax Series B	4.00	3-15-2046	11,300,000	11,783,367
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	7,816,451
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	10,837
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	10,245,615
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,501,213
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	4,773,269
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,372,998
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	13,586,581
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,576,148
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	5,320,742
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	5,738,243
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	18,194,461
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series E	4.00	2-1-2038	4,000,000	4,249,381
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,645,522
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	8,045,000	8,455,904
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	8,040,000	8,411,258
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	0.55	3-15-2048	3,630,000	3,630,000
Triborough Bridge & Tunnel Authority Series 2020-A	4.00	5-15-2042	2,250,000	2,401,358
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	4.00	5-15-2046	1,250,000	1,319,097
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	5.00	5-15-2051	7,750,000	8,871,626
				171,233,310
Transportation revenue: 1.40%
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	950,000	968,158
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.92	11-1-2031	15,000,000	15,094,242
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	20,382,274
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2040	3,425,000	3,781,537
See accompanying notes to portfolio of investments

36  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Subordinated Bond Series A1 øø	5.00%	11-15-2048	$ 7,300,000	$ 7,804,742
Triborough Bridge & Tunnel Authority Series 2020-A	5.00	11-15-2049	7,750,000	8,859,002
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B-2 (State Street Bank & Trust Company LOC) ø	0.65	1-1-2032	20,750,000	20,750,000
				77,639,955
Utilities revenue: 0.59%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	25,146,759
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,153,404
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,252,084
				32,552,247
Water & sewer revenue: 1.57%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,329,888
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	11,371,510
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,399,391
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	28,832,988
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,382,949
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	15,000,000	15,963,360
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Series 2014AA-1 (JPMorgan Chase & Company SPA) ø	0.33	6-15-2050	5,000,000	5,000,000
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	12,899,147
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	1,192,208
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	1,079,970
				87,451,411
				560,826,289
North Carolina: 0.53%
Airport revenue: 0.07%
Raleigh Durham NC Airport Authority Refunding Bond AMT Series A	5.00	5-1-2035	3,400,000	3,883,245
Education revenue: 0.12%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,106,140
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	535,493
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	691,254
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,119,465
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of North Carolina at Greensboro Series 2014	5.00%	4-1-2039	$ 1,620,000	$ 1,716,767
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA) ø	0.50	2-1-2024	580,000	580,000
				6,749,119
Health revenue: 0.10%
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	579,759
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,654,785
North Carolina Medical Care Commission Forest Duke Project	4.00	9-1-2051	1,100,000	1,123,354
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,574,743
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	387,369
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	503,077
				5,823,087
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,100,568
North Carolina Facilities Finance Agency The North Carolina A&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,080,068
				2,180,636
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,163,591
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,036,001
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,067,636
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	445,426
				3,712,654
Transportation revenue: 0.13%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,358,929
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	540,523
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,176,341
				7,075,793
				29,424,534
See accompanying notes to portfolio of investments

38  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.26%
Miscellaneous revenue: 0.18%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00%	4-1-2057	$ 9,000,000	$ 10,086,443
Water & sewer revenue: 0.08%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,371,553
				14,457,996
Ohio: 2.13%
Education revenue: 0.09%
Allen County OH Port Authority	4.00	12-1-2035	650,000	660,371
Allen County OH Port Authority	4.00	12-1-2040	720,000	723,993
Ohio HEFA Kenyon College 2023 Project %%	5.00	7-1-2037	3,100,000	3,406,931
				4,791,295
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,560,217
Health revenue: 0.88%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,441,850
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,581,630
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	11-15-2041	2,250,000	2,834,263
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	8,584,126
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	16,853,226
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,175,781
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2047	3,000,000	3,171,852
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	3,730,000	4,013,707
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	3,147,421
				48,803,856
Miscellaneous revenue: 0.71%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,195,009
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,730,442
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,408,182
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	12,805,187
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,658,968
Ohio Series A	5.00	2-1-2036	4,265,000	4,691,328
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,045,477
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,241,338
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ohio Water Development Authority Fresh Water Series B	5.00%	12-1-2034	$ 1,895,000	$ 2,126,343
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,575,000	2,577,707
				39,479,981
Tax revenue: 0.10%
Franklin County OH	5.00	6-1-2048	5,000,000	5,720,129
Transportation revenue: 0.32%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	9,853,899
Ohio Turnpike Commission CAB Series A-4%%	5.00	2-15-2039	7,000,000	8,189,299
				18,043,198
				118,398,676
Oklahoma: 0.97%
Airport revenue: 0.59%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	9,891,621
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	12,573,786
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,116,350
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	4,952,977
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,191,060
				32,725,794
Miscellaneous revenue: 0.35%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,216,838
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,268,128
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	4,753,389
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	5,895,736
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	4,268,471
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	1,063,961
				19,466,523
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,095,716
Water & sewer revenue: 0.01%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	645,000	663,342
				53,951,375
Oregon: 0.52%
GO revenue: 0.15%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,022,885
See accompanying notes to portfolio of investments

40  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Jackson County OR School District #005 (AGM Insured)	5.00%	6-15-2031	$ 2,125,000	$ 2,508,951
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	2,770,681
				8,302,517
Health revenue: 0.33%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	522,640
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	521,924
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,047,477
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	14,285,668
Oregon Health Sciences University Revenue Series A	4.00	7-1-2044	2,000,000	2,150,494
				18,528,203
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,356,376
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	857,038
				2,213,414
				29,044,134
Pennsylvania: 4.70%
Airport revenue: 0.71%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	2,000,000	2,054,521
Allegheny County PA Airport Authority Series 2021A	5.00	1-1-2036	10,000,000	11,368,645
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	10,782,552
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,103,375
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	823,914
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	8,568,294
Philadelphia PA Airport Series C	4.00	7-1-2037	1,695,000	1,763,576
Philadelphia PA Airport Series C	4.00	7-1-2038	1,260,000	1,308,960
Philadelphia PA Airport Series C	4.00	7-1-2039	1,830,000	1,898,210
				39,672,047
Education revenue: 0.23%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,610,875
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,732,794
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,606,347
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,175,896
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	278,658
Philadelphia PA IDA University Revenue Refunding Bond St. Joseph's University Project	4.00	11-1-2038	1,000,000	1,066,341
				12,470,911
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  41

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.37%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00%	4-1-2025	$ 1,180,000	$ 1,268,842
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,317,484
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,120,605
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,397,673
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,921,324
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,206,478
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,230,786
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,503,201
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,553,395
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,620,831
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,254,668
				20,395,287
Health revenue: 0.91%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,354,760
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	3,746,919
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	10,330,088
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	2,937,347
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,060,938
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	4,747,329
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.74	9-1-2050	10,000,000	10,000,000
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	6,815,671
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	750,910
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	1,001,522
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured) %%	5.00	7-1-2037	4,175,000	4,833,757
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	661,292
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	815,677
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	648,905
				50,705,115
Industrial development revenue: 0.38%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2036	750,000	849,767
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	2,000,000	2,245,233
See accompanying notes to portfolio of investments

42  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Pennsylvania EDFA Bridges FinCo LP	5.00%	12-31-2030	$ 600,000	$ 642,257
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	17,447,541
				21,184,798
Miscellaneous revenue: 0.85%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	9,425,000	11,973,194
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,106,135
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00	12-1-2025	1,060,000	960,560
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,635,000
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,374,496
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,120,149
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	18,505,638
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,158,011
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,201,631
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,241,564
				47,276,378
Resource recovery revenue: 0.13%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2019B-1 øø	0.25	4-1-2049	2,000,000	1,999,268
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2013 øø	0.45	8-1-2045	5,000,000	4,996,673
				6,995,941
Tax revenue: 0.12%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	6,810,754
Transportation revenue: 0.74%
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	11,200,270
Pennsylvania Turnpike Commission Series A	4.00	12-1-2046	3,000,000	3,106,320
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	6,804,004
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,958,275
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,822,483
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,296,246
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,632,896
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,420,235
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	5,636,305
Tender Option Bond Trust Receipts/Certificates Series 2021-XL1080 (Deutsche Bank LIQ) 144Aø	0.55	12-1-2051	3,445,000	3,445,000
				41,322,034
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  43

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.26%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45%	12-1-2039	$ 5,500,000	$ 5,536,205
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	8,703,050
				14,239,255
				261,072,520
Puerto Rico: 0.02%
Tax revenue: 0.02%
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	877,695
Rhode Island: 0.08%
Airport revenue: 0.04%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,364,820
Education revenue: 0.04%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	2,156,270
				4,521,090
South Carolina: 0.47%
Education revenue: 0.19%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,691,005
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,156,645
				10,847,650
Health revenue: 0.04%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.76	5-1-2048	2,000,000	2,000,000
Resource recovery revenue: 0.04%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	315,697
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	2,750,000	1,100,000
				2,167,697
Utilities revenue: 0.20%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,310,132
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,590,449
				10,900,581
				25,915,928
See accompanying notes to portfolio of investments

44  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.38%
Health revenue: 0.25%
South Dakota HEFA Sanford Health Project Series E	5.00%	11-1-2042	$ 13,465,000	$ 13,754,123
Housing revenue: 0.13%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	774,326
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,163,821
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,084,336
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,705,625
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,151,485
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,423,282
				7,302,875
				21,056,998
Tennessee: 0.87%
Utilities revenue: 0.87%
Tennergy Corporation Tennessee Gas Series A øø	4.00	12-1-2051	25,000,000	26,507,663
Tennessee Energy Acquisition Corporation Gas Project Series 2018 øø	4.00	11-1-2049	20,000,000	20,665,366
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,123,674
				48,296,703
Texas: 8.47%
Airport revenue: 0.41%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,460,377
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,692,343
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,721,471
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,236,829
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,740,382
				22,851,402
Education revenue: 0.55%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,162,001
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2021T	4.00	8-15-2047	3,000,000	3,097,707
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2022A	4.00	8-15-2047	2,500,000	2,707,313
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,533,478
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,325,213
Hale Center Education Facilities Corporation Refunding and Improvement Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2031	2,140,000	2,353,467
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  45

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00%	6-15-2048	$ 750,000	$ 753,142
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,667,402
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	740,940
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	857,429
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,142,050
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,026,884
				30,367,026
GO revenue: 2.02%
El Paso TX	4.00	8-15-2031	6,500,000	6,978,211
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,064,656
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,429,355
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	9,708,077
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	4,319,034
Port Isabel TX Series 2019 144A	5.10	2-15-2049	955,000	1,010,159
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,291,872
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,820,264
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	13,928,602
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,415,113
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,168,424
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XL0182 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.55	7-1-2046	5,000,000	5,000,000
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	26,840,889
Travis County TX	5.00	3-1-2036	12,470,000	14,552,842
Travis County TX	5.00	3-1-2039	6,250,000	7,267,703
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	569,543
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	646,021
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	856,234
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	670,982
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	886,106
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	695,892
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	926,150
Williamson County TX	4.00	2-15-2031	6,195,000	6,324,860
				112,370,989
Health revenue: 0.20%
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) ø	0.70	7-1-2031	3,000,000	3,000,000
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,224,616
See accompanying notes to portfolio of investments

46  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Harris County TX Texas Childrens Hospital Series A	4.00%	10-1-2038	$ 2,300,000	$ 2,468,682
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,178,474
				10,871,772
Miscellaneous revenue: 0.42%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,770,000	1,857,327
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,355,000	8,767,212
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,562,441
Texas PFA	4.00	2-1-2034	5,000,000	5,502,823
Texas PFA	4.00	2-1-2035	2,000,000	2,200,228
Texas PFA	4.00	2-1-2036	2,175,000	2,390,844
				23,280,875
Tax revenue: 0.71%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	31,333,898
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,505,869
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,210,344
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,537,679
				39,587,790
Transportation revenue: 1.62%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	3,838,069
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,391,989
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,752,968
Central Texas Regional Mobility Authority Senior Lien Series B	4.00	1-1-2041	800,000	838,720
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	1,816,377
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,100,118
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2030	2,000,000	2,170,145
Grand Parkway Transportation Corporation Texas CAB Series B	4.00	10-1-2039	2,500,000	2,655,385
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	28,185,000	29,568,396
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	6,665,000	6,969,222
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,848,602
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,272,926
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	0.68	6-30-2058	6,000,000	6,000,000
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,104,605
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  47

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75%	6-30-2043	$ 4,000,000	$ 4,263,902
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	13,373,314
				89,964,738
Utilities revenue: 0.15%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	2,500,000	2,696,597
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	5,678,122
				8,374,719
Water & sewer revenue: 2.39%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	16,763,085
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,180,770
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,747,307
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	15,860,858
Texas Series A	4.00	10-15-2036	5,000,000	5,413,111
Texas Series B	5.00	4-15-2049	42,000,000	48,169,225
Texas Water Development Board Series 2017-A	4.00	10-15-2037	11,650,000	12,606,267
Texas Water Development Board Series 2020	4.00	8-1-2038	2,500,000	2,747,909
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	1,105,491
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,343,182
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,033,757
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	10,617,336
				132,588,298
				470,257,609
Utah: 0.43%
Airport revenue: 0.37%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	2,770,588
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,675,551
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,747,673
Salt Lake City UT Series A	5.00	7-1-2048	3,500,000	3,886,252
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,008,853
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,319,483
				20,408,400
Education revenue: 0.04%
University of Utah (Citibank NA LIQ) 144Aø	0.52	2-1-2023	2,000,000	2,000,000
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,284,710
				23,693,110
See accompanying notes to portfolio of investments

48  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.38%
GO revenue: 0.11%
Norfolk VA Series C	4.00%	9-1-2032	$ 5,810,000	$ 6,325,210
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	2,685,145
Tax revenue: 0.02%
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	94,762
Marquis VA CDA CCAB Series 2015 144A	4.88	9-1-2045	397,000	190,257
Marquis VA CDA Series B	3.66	9-1-2041	1,310,000	621,899
				906,918
Transportation revenue: 0.20%
VA Small Business Financing Authority Series 2022	4.00	1-1-2040	3,250,000	3,341,476
VA Small Business Financing Authority Series 2022	4.00	1-1-2048	6,000,000	6,079,856
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	1,800,000	1,851,658
				11,272,990
				21,190,263
Washington: 3.69%
Airport revenue: 0.48%
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	16,000,000	17,920,400
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	7,865,000	8,894,871
				26,815,271
Education revenue: 0.05%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,049,512
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	877,282
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	384,941
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	344,127
				2,655,862
GO revenue: 1.85%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,865,606
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,731,000
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	9,955,947
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	10,457,718
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	10,904,665
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	659,278
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,155,565
Seattle WA	4.00	12-1-2040	2,500,000	2,605,896
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,635,411
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	9,310,895
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,668,447
Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,874,766
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,765,521
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  49

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Washington Series 2021-F	5.00%	6-1-2038	$ 6,500,000	$ 7,802,785
Washington Series 2022-C	5.00	2-1-2044	16,000,000	19,189,080
Washington Series RA	4.00	7-1-2030	7,950,000	8,000,471
				102,583,051
Health revenue: 0.23%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	255,000	259,494
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,193,706
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,399,486
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	3,162,879
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,586,421
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,151,101
				12,753,087
Miscellaneous revenue: 0.20%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	1,935,235
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,031,591
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,720,793
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,805,849
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,656,284
				11,149,752
Tax revenue: 0.59%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	10,441,889
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	5,250,000	5,291,925
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	5,917,810
Washington Series 2021-A	5.00	8-1-2036	3,500,000	4,153,514
Washington Series B	5.00	8-1-2037	6,400,000	7,101,974
				32,907,112
Utilities revenue: 0.05%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	2,968,777
Water & sewer revenue: 0.24%
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	5,223,325
King County WA Refunding Bonds Series A	5.00	7-1-2047	7,510,000	8,092,951
				13,316,276
				205,149,188
West Virginia: 0.14%
GO revenue: 0.05%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,773,262
See accompanying notes to portfolio of investments

50  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.09%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13%	6-1-2043	$ 1,600,000	$ 1,617,578
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,682,719
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	725,620
				5,025,917
				7,799,179
Wisconsin: 3.06%
Education revenue: 0.35%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,187,510
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,797,775
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	165,000	170,026
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,548,994
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,649,007
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	985,583
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,445,133
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,476,031
				19,260,059
GO revenue: 0.16%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,635,063
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,478,659
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,687,455
				8,801,177
Health revenue: 1.16%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	0.35	4-1-2048	19,900,000	19,900,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	5,284,007
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	13,275,156
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	25,853,801
				64,312,964
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  51

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.61%
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	0.55%	8-15-2034	$ 1,500,000	$ 1,500,000
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	358,732
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	824,572
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	958,702
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,483,089
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	1,853,193
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,265,341
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,436,044
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,550,996
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,561,739
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	18,159,932
				33,952,340
Industrial development revenue: 0.12%
Wisconsin PFA Series 2022A %%	5.00	2-1-2042	2,500,000	2,670,925
Wisconsin PFA Series 2022A 144A%%	5.50	2-1-2042	4,000,000	3,905,440
				6,576,365
Miscellaneous revenue: 0.07%
Wisconsin Series A	5.00	6-1-2033	3,420,000	3,711,235
Tax revenue: 0.59%
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	22,839,207
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	728,588
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	7,705,089
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2037	1,600,000	908,017
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2038	1,600,000	868,401
				33,049,302
				169,663,442
Total Municipal obligations (Cost $5,359,768,329)				5,384,500,597

See accompanying notes to portfolio of investments

52  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.85%
Investment companies: 2.85%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30%	158,363,612	$ 158,442,794
Total Short-term investments (Cost $158,438,786)				158,442,794
Total investments in securities (Cost $5,545,207,115)	100.33%			5,569,943,391
Other assets and liabilities, net	(0.33)			(18,581,793)
Total net assets	100.00%			$5,551,361,598

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  53

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$40,464,418	$740,471,352	$(622,493,379)	$(3,565)	$3,968	$158,442,794	158,363,612	$29,706
See accompanying notes to portfolio of investments

54  |  Allspring Municipal Bond Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$27,000,000	$0	$27,000,000
Municipal obligations	0	5,384,500,597	0	5,384,500,597
Short-term investments
Investment companies	158,442,794	0	0	158,442,794
Total assets	$158,442,794	$5,411,500,597	$0	$5,569,943,391
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Municipal Bond Fund  |  55

Notes to portfolio of investments—March 31, 2022 (unaudited)

For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

56  |  Allspring Municipal Bond Fund